Reverse Recapitalization (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 29, 2025	Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
ReverseRecapitalizationLineItems [Line Items]
Net loss per common share		$ 0.75	$ (0.54)		$ (0.00)	$ (0.88)	$ (0.00)	$ (0.004)	$ (0.008)
Additional paid-in capital		$ 398,116
Proceeds from equity issuance costs			8,016,937			$ 8,016,937
Conversion amount outstanding						1,845,000
Change in fair value of SAFE notes			219,952		$ 6,450	461,252	$ 7,100	$ (13,550)	$ 13,550
Common stock and warrants issued in connection with SAFE conversion			2,306,252			2,306,252
SAFE notes outstanding			$ 0			$ 0
Private Placement [Member]
ReverseRecapitalizationLineItems [Line Items]
Number of units sold						5,344,623
Aggregate purchase price						$ 8,016,937
Purchase price per unit			$ 1.50			$ 1.50
Exercise price			$ 1.50			$ 1.50
Placement Agent Warrants [Member]
ReverseRecapitalizationLineItems [Line Items]
[custom:PercentageOfCashCommission-0]			10.00%			10.00%
[custom:PercentageOfNonAllocableExpenseAllowance-0]			2.00%			2.00%
Warrants to purchase shares			611,337			611,337
Proceeds from equity issuance costs						$ 6,420,935
Placement Agent [Member]
ReverseRecapitalizationLineItems [Line Items]
Exercise price			$ 1.80			$ 1.80
Warrants to purchase shares			611,337			611,337
Investor Warrants [Member]
ReverseRecapitalizationLineItems [Line Items]
Warrants to purchase shares			5,344,623			5,344,623
Proceeds from equity issuance costs						$ 1,596,002
Common Stock [Member]
ReverseRecapitalizationLineItems [Line Items]
Number of shares retained		4,000,000
Number of shares retire		1,000,000	1,000,000	[1]
Additional paid-in capital	[1]
Number of shares issued			5,344,623	[1],[2]		5,344,623
Conversion price						$ 1.20
Common stock and warrants issued in connection with SAFE conversion, shares			1,537,501	[1]		1,537,501
Common stock and warrants issued in connection with SAFE conversion	[1]		$ 154
Warrant [Member]
ReverseRecapitalizationLineItems [Line Items]
Exercise price			$ 1.52			$ 1.52
Common stock and warrants issued in connection with SAFE conversion, shares						1,537,501

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[2]	Includes gross proceeds of $8,016,937, less issuance costs of $1,596,002